Commodity risk management contracts (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Commodity risk management contracts [Abstract]
Disclosure of detailed information about derivative contract [text block]
The following table presents the Group’s derivative contracts in force as of 31 December 2017:

Period	Reference	Type	Volume bbl/d	Price US$/bbl

1 October 2017 - 31 March 2018	ICE BRENT	Zero Premium Collar	4,000	50.00 Put 54.90 Call
1 October 2017 - 31 March 2018	ICE BRENT	Zero Premium Collar	2,000	50.00 Put 54.95 Call
1 January 2018 - 30 June 2018	ICE BRENT	Zero Premium Collar	2,000	52.00 Put 60.00 Call
1 January 2018 - 30 June 2018	ICE BRENT	Zero Premium Collar	1,000	52.00 Put 58.40 Call
1 April 2018 - 30 June 2018	ICE BRENT	Zero Premium Collar	2,000	52.00 Put 58.25 Call
1 January 2018 - 30 June 2018	ICE BRENT	Zero Premium 3 Way	1,000	42.00-52.00 Put 59.55 Call
1 January 2018 - 30 June 2018	ICE BRENT	Zero Premium 3 Way	1,000	42.00-52.00 Put 59.50 Call
1 April 2018 - 30 June 2018	ICE BRENT	Zero Premium 3 Way	1,000	42.00-52.00 Put 59.60 Call
1 January 2018 - 30 June 2018	ICE BRENT	Zero Premium 3 Way	2,000	43.00-53.00 Put 64.55 Call
1 July 2018 - 30 September 2018	ICE BRENT	Zero Premium 3 Way	5,000	43.00-53.00 Put 69.00 Call

Disclosure of detailed information about gainloss on commodity risk management contracts [text block]
The table below summarizes the gain (loss) on the commodity risk management contracts:

	2017	2016	2015
Realized (loss) gain on commodity risk management contracts	(2,148)	514	-
Unrealized loss on commodity risk management contracts	(13,300)	(3,068)	-
Total	(15,448)	(2,554)	-